UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         33rd Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $1,530,180 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106    13138   852019 SH       SOLE                   852019        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    65517  1023700 SH       SOLE                  1023700        0        0
AUDIBLE INC                    COM NEW          05069A302     4040   310745 SH       SOLE                   310745        0        0
AUDIOVOX CORP                  CL A             050757103     9417   915170 SH       SOLE                   915170        0        0
BEARINGPOINT INC               COM              074002106    29082  7180640 SH       SOLE                  7180640        0        0
BLUE NILE INC                  COM              09578R103    36488   387670 SH       SOLE                   387670        0        0
CINCINNATI BELL INC NEW        COM              171871106    44460  9000000 SH       SOLE                  9000000        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    74814  2933865 SH       SOLE                  2933865        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    54816   687006 SH       SOLE                   687006        0        0
CONVERGYS CORP                 COM              212485106    73915  4257789 SH       SOLE                  4257789        0        0
DOLBY LABORATORIES INC         COM              25659T107    29143   836949 SH       SOLE                   836949        0        0
FAIRCHILD SEMICONDUCTOR INTL   COM              303726103    29351  1571250 SH       SOLE                  1571250        0        0
GETTY IMAGES INC               COM              374276103    22582   811132 SH       SOLE                   811132        0        0
GEVITY HR INC                  COM              374393106    19475  1900000 SH       SOLE                  1900000        0        0
GOOGLE INC                     CL A             38259P508   153163   270000 SH       SOLE                   270000        0        0
INPHONIC INC                   COM              45772G105     2529   912918 SH       SOLE                   912918        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205    41724  1274779 SH       SOLE                  1274779        0        0
KNOT INC                       COM              499184109    55693  2619637 SH       SOLE                  2619637        0        0
LAMAR ADVERTISING CO           CL A             512815101    63671  1300195 SH       SOLE                  1300195        0        0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107   111364  1616316 SH       SOLE                  1616316        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    67881  4146649 SH       SOLE                  4146649        0        0
MICRON TECHNOLOGY INC          COM              595112103    34965  3150000 SH       SOLE                  3150000        0        0
MONSTER WORLDWIDE INC          COM              611742107    28100   825000 SH       SOLE                   825000        0        0
NAVARRE CORP                   COM              639208107     8167  2172123 SH       SOLE                  2172123        0        0
NETEASE COM INC                SPONSORED ADR    64110W102    49040  2901755 SH       SOLE                  2901755        0        0
NETEZZA CORP                   COM              64111N101     6310   504400 SH       SOLE                   504400        0        0
NETWORK APPLIANCE INC          COM              64120L104   149037  5538359 SH       SOLE                  5538359        0        0
ON SEMICONDUCTOR CORP          COM              682189105    39966  3181992 SH       SOLE                  3181992        0        0
RESEARCH IN MOTION LTD         COM              760975102    42739   433678 SH       SOLE                   433678        0        0
RESOURCES CONNECTION INC       COM              76122Q105    50427  2178280 SH       SOLE                  2178280        0        0
SIX FLAGS INC                  COM              83001P109    24774  7159993 SH       SOLE                  7159993        0        0
SPDR TR                        UNIT SER 1       78462F103      180    24000     PUT  SOLE                    24000        0        0
SYNTAX BRILLIAN CORP           COM              87163L103     6196  1522424 SH       SOLE                  1522424        0        0
SYNTEL INC                     COM              87162H103    33380   802784 SH       SOLE                   802784        0        0
YAHOO INC                      COM              984332106    54636  2035438 SH       SOLE                  2035438        0        0